Shareholder Fees	Dec. 29, 2025
Archer Balanced Fund | Archer Balanced Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Archer Income Fund | Archer Income Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Archer Stock Fund | Archer Stock Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Archer Dividend Growth Fund | Archer Dividend Growth Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Archer Focus Fund | Archer Focus Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Archer Multi Cap Fund | Archer Multi Cap Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)